LOANS RECEIVABLE, NET - Loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LOANS RECEIVABLE, NET
Loans receivable	¥ 9,591,204		¥ 837,328
Less allowance for loan losses	(351,639)		(25,895)	¥ (12,406)
Loans receivable, net	¥ 9,239,565	$ 1,327,180	¥ 811,433